Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 061
EBP, Master Trust [Line Items]
Schedule of master trust net assets
The net assets of the Master Trust and the Plan's interest are as follows:

	2025
(in thousands)	Master Trust	Puerto Rico
Registered investment companies (mutual funds)	$97,747	$1,674
Common/collective trusts	12,677,091	171,262
Equity securities	2,307,397	33,498
Fixed income securities	406,994	7,217
Self-directed brokerage accounts	459,800	1,048
Merck common stock	907,977	29,306
Accrued interest and dividends	15,877	389
Other net assets	8,648	143

	$16,881,531	$244,537

	2024
(in thousands)	Master Trust	Puerto Rico
Registered investment companies (mutual funds)	$500,106	$7,602
Common/collective trusts	11,107,463	151,225
Equity securities	2,244,340	32,895
Fixed income securities	386,182	6,655
Self-directed brokerage accounts	368,784	431
Merck common stock	1,026,831	29,511
Accrued interest and dividends	17,180	388
Other net assets	4,994	70

	$15,655,880	$228,777
Total investment income (loss) of the Master Trust for the year ended December 31, 2025, is as follows:

2025
(in thousands)	Master Trust
Investment income
Net appreciation	$2,354,281
Interest and dividends	157,490

Total investment income	$2,511,771